Fair Value Measurements (Assets Measured at Fair Values) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	$ (66)		$ 44
Fair value measurements valuation techniques	Option model		Option model
Fair value measurements significant assumptions	Equity volatility		Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]	Increase
International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Short Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(12)
Fair value measurements significant assumptions	Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[1]
International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	48		(119)
Fair value measurements valuation techniques	Option model		Option model
Fair value measurements significant assumptions	Interest rate volatility		Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]	Increase
Maximum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	37.00%		33.00%
Maximum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Short Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	1.00%
Maximum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	1.00%		1.00%
Minimum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	29.00%		22.00%
Minimum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Short Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	0.00%
Minimum [Member] | International program hedging instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	1000000.00%		0.00%
US Macro Hedge Program [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	139		286
Fair value measurements valuation techniques	Option model		Option model
Fair value measurements significant assumptions	Equity volatility		Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]	Increase
US Macro Hedge Program [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	31.00%		43.00%
US Macro Hedge Program [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%		24.00%
Free standing Derivatives [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Netted Against Liability Transfers into Level Three	28
CMBS [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	360		532
Fair value measurements valuation techniques	Discounted cash flows		Discounted cash flows
Fair value measurements significant assumptions	Spread (encompasses prepayment, default risk and loss severity)		Spread (encompasses prepayment, default risk and loss severity)
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]	Decrease
CMBS [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	25.11%
CMBS [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	0.99%
CMBS [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	4.46%
Corporate [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	398	[3]	888
Fair value measurements valuation techniques	Discounted cash flows	[3]	Discounted cash flows
Fair value measurements significant assumptions	Spread	[3]	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[3]	Decrease
Corporate [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	55.94%
Corporate [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	1.19%
Corporate [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.32%
Equity Derivatives [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis			45
Fair value measurements valuation techniques			Option model
Fair value measurements significant assumptions			Equity volatility
Positive or negative relationship of change in input to change in fair value measurement			Increase
Equity Derivatives [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility			24.00%
Equity Derivatives [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility			13.00%
Interest Rate Derivative [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(24)		(57)
Fair value measurements valuation techniques	Discounted cash flows		Discounted cash flows
Fair value measurements significant assumptions	Swap curve beyond 30 years		Swap curve beyond 30 years
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]	Increase
Interest Rate Derivative [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	4.00%		2.80%
Interest Rate Derivative [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	4.00%		2.80%
U.S. GMWB Hedging Instruments [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	72		281
Fair value measurements valuation techniques	Option model		Option model
Fair value measurements significant assumptions	Equity volatility		Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]	Increase
U.S. GMWB Hedging Instruments [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	74		238
Fair value measurements valuation techniques	Discounted cash flows		Discounted cash flows
Fair value measurements significant assumptions	Equity volatility		Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	29.00%		31.00%
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	50.00%		50.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	21.00%		10.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Customized swaps [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%		10.00%
Municipal [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	29		169
Fair value measurements valuation techniques	Discounted cash flows		Discounted cash flows
Fair value measurements significant assumptions	Spread		Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]	Decrease
Municipal [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	1.84%
Municipal [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	1.84%
Municipal [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	1.84%
RMBS [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	798		1,133
Fair value measurements valuation techniques	Discounted cash flows		Discounted cash flows
RMBS Type 1 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Spread		Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]	Decrease
RMBS Type 1 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	17.48%
RMBS Type 1 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	0.62%
RMBS Type 1 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	2.45%
RMBS Type 2 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant prepayment rate		Constant prepayment rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease [4]	[2],[4]	Decrease [4]
RMBS Type 2 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	10.00%		12.00%
RMBS Type 2 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	0.00%		0.00%
RMBS Type 2 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	3.00%	[5]	2.00%
RMBS Type 3 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant default rate		Constant default rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]	Decrease
RMBS Type 3 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	22.00%		24.00%
RMBS Type 3 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	1.00%		1.00%
RMBS Type 3 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	8.00%	[5]	8.00%
RMBS Type 4 [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Loss severity		Loss severity
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]	Decrease
RMBS Type 4 [Member] | Maximum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	100.00%		100.00%
RMBS Type 4 [Member] | Minimum [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	0.00%		0.00%
RMBS Type 4 [Member] | Weighted Average [Member] | Income approach Valuation Technique [Member] | Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	80.00%	[5]	80.00%
US Macro Hedge Program [Member] | UNITED STATES | Free standing Derivatives [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Netted Against Liability Transfers into Level Three	$ 0

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[3]	Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.
[4]	Decrease for above market rate coupons and increase for below market rate coupons.
[5]	The weighted average is determined based on the fair value of the securities